Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Revenues		$ 11,664,925	$ 10,120,257
Cost of revenues		(9,038,953)	(7,052,835)
Gross profit		2,625,972	3,067,422
Operating expenses:
Selling expenses		(167,906)	(150,418)
General and administrative expenses		(2,103,419)	(7,395,559)
Research and development expenses		(777,695)	(634,046)
Total operating expenses		(3,049,020)	(8,180,023)
Income (loss) from operations		(423,048)	(5,112,601)
Other income (expenses):
Government subsidies		114,057	651,267
Interest income		998	1,226
Interest expense		(38,690)	(36,769)
Other-than-temporary impairment		(1,356,618)	(1,121,382)
Other income (expense), net		(44,040)	19,183
Total other income (expenses), net		(1,324,293)	(486,475)
Income (loss) before income taxes		(1,747,341)	(5,599,076)
Provision for income taxes		(39,736)	(80,006)
Net income (loss)		(1,787,077)	(5,679,082)
Comprehensive income (loss)
Net income (loss)		(1,787,077)	(5,679,082)
Foreign currency translation adjustment		175,329	(37,187)
Total comprehensive income (loss)		$ (1,611,748)	$ (5,716,269)
Earnings (losses) per share
Basic earnings per ordinary share (in Dollars per share)			$ (194.28)
Diluted earnings per ordinary share (in Dollars per share)			$ (194.28)
Weighted average number of ordinary shares outstanding
Weighted average ordinary shares outstanding basic (in Shares)			34,198
Weighted average ordinary shares outstanding diluted (in Shares)			34,198
Class A Ordinary Shares
Earnings (losses) per share
Basic earnings per ordinary share (in Dollars per share)	[1]	$ (39.34)
Diluted earnings per ordinary share (in Dollars per share)	[1]	$ (39.34)
Weighted average number of ordinary shares outstanding
Weighted average ordinary shares outstanding basic (in Shares)	[1]	45,422
Weighted average ordinary shares outstanding diluted (in Shares)	[1]	45,422

[1]	Giving retroactive effect on the 200 to 1 reverse share split to the issued and outstanding Class A and Class B Ordinary Shares effected on January 26, 2026, all share and per share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented, unless otherwise indicated. (Note 12)